Earnings per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Feb. 03, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net (loss) earnings	$ (287.4)	$ (35.1)	$ (18.3)	$ (2.4)	$ (0.9)	$ 3.4	$ 5.1	$ 7.6	$ (343.2)	$ 15.2	$ 49.9
Income (Loss) From Continuing Operations, Before Equity Method Investments, Net of Taxes									(343.2)	15.2	49.9
Preferred stock dividends									(15.4)	(5.4)	0
Net Earnings (Loss) Available to Common Stockholders	$ (291.7)	$ (39.3)	$ (22.6)	$ (5.0)	$ (3.2)	$ 1.1	$ 4.3	$ 7.6	$ (358.6)	$ 9.8	$ 49.9
Weighted Average Number of Shares Outstanding, Basic									39.7	32.7	34.3
Incremental Common Shares Attributable to Share-based Payment Arrangements									0	0.3	0.2
Weighted Average Number of Shares Outstanding, Diluted									39.7	33.0	34.5
Earnings Per Share, Basic	$ (5.86)	$ (0.92)	$ (0.67)	$ (0.15)	$ (0.10)	$ 0.03	$ 0.13	$ 0.23	$ (9.03)	$ 0.30	$ 1.45
Diluted	$ (5.86)	$ (0.92)	$ (0.67)	$ (0.15)	$ (0.10)	$ 0.03	$ 0.13	$ 0.23	$ (9.03)	$ 0.30	$ 1.45
Stock Options [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Incremental Common Shares Attributable to Share-based Payment Arrangements									0	0.1	0
Stock Appreciation Rights (SARs) [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equity Instruments Granted In Spinoff Transaction												0.3
Weighted Average Number of Shares Outstanding, Basic											34.3
Incremental Common Shares Attributable to Share-based Payment Arrangements									0	0.1	0.1
Restricted Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equity Instruments Granted In Spinoff Transaction												0.1
Incremental Common Shares Attributable to Share-based Payment Arrangements									0	0.1	0.1
Preferred Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									11.0	5.1
Stock Appreciation Rights (SARs) [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									3.7	0.3	2.3
Tangible Equity Units [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount									1.1